Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Summary of Trade and Other Receivables

	March 31,	March 31,
	2022	2021
Trade receivables	$6,987,865	$6,099,627
Sales taxes receivable	497,824	740,201
Accrued and other receivables	47,985	547,039
Tax credits receivable	14,487	—
Grants and subsidies receivables	51,423	1,280,342
	$7,599,584	$8,667,209

Summary of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

	March 31,	March 31,
	2022	2021
Current	$4,898,533	$2,372,855
Past due 0-30 days	909,643	1,002,752
Past due 31-120 days	423,836	1,001,901
Past due over 121 days	10,388,106	9,637,609
Trade receivables	16,620,118	14,015,117
Less expected credit loss	(9,632,253)	(7,915,490)
	$6,987,865	$6,099,627

Summary of Movement in Expected Credit Loss

	March 31,	March 31,
	2022	2021
Balance, beginning of year	$7,915,490	$514,595
Bad debt expenses	2,505,738	7,339,626
Foreign exchange loss	41,373	405,148
Recoveries collected	(830,348)	(343,879)
Balance, end of year	$9,632,253	$7,915,490